SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
The Company’s gold mine segment is divided into the following geographic segments:
•Burkina Faso - Essakane mine;
•Suriname - Rosebel mine;
•Canada - Doyon division; and
•Incorporated joint ventures (Mali) - Sadiola mine (41%) and Yatela mine, which is in closure (40%).
The Company’s non-gold segments are divided into the following:
•Exploration and evaluation; and
•Corporate - includes royalty interests located in Canada and investments in associates and incorporated joint ventures.

	December 31, 2017			December 31, 2016
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$849.3	$1,070.7	$204.8	$883.4	$1,099.6	$189.9
Suriname	643.3	825.4	256.0	512.8	667.3	198.1
Canada	697.0	717.0	205.3	675.0	783.7	195.8
Total gold mines	2,189.6	2,613.1	666.1	2,071.2	2,550.6	583.8
Exploration and evaluation	437.8	483.4	9.6	163.1	193.2	8.4
Corporate[1]	178.5	870.4	444.4	153.3	656.7	537.2
Total per consolidated financial statements	$2,805.9	$3,966.9	$1,120.1	$2,387.6	$3,400.5	$1,129.4
Incorporated joint ventures (Mali)[2]	$128.9	$179.9	$149.6	$116.5	$160.2	$144.1

1	The carrying amount of the Investment in incorporated joint ventures is included in the corporate segment as non-current assets.

2
The breakdown of the financial information for the incorporated joint ventures has been disclosed above as it is reviewed regularly by the Company's CODM to assess the performance of the incorporated joint ventures and to make resource allocation decisions.

Year ended December 31, 2017

	Consolidated statements of earnings information								Net capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$547.4	$340.1	$132.6	$—	$—	$—	$—	$74.7	$82.4
Suriname	385.6	231.0	83.8	—	5.0	(116.0)	2.7	179.1	59.4
Canada	161.5	105.5	45.3	—	—	—	6.2	4.5	61.1
Total gold mines excluding incorporated joint ventures	1,094.5	676.6	261.7	—	5.0	(116.0)	8.9	258.3	202.9
Exploration and evaluation[5]	—	—	0.2	0.2	33.4	(400.0)	0.9	365.3	5.3
Corporate[6]	0.4	—	3.5	40.1	—	(8.1)	8.5	(43.6)	2.3
Total per consolidated financial statements	1,094.9	676.6	265.4	40.3	38.4	(524.1)	18.3	580.0	210.5
Incorporated joint ventures (Mali)[7]	82.1	59.4	1.6	—	1.4	—	—	19.7	10.0
	$1,177.0	$736.0	$267.0	$40.3	$39.8	$(524.1)	$18.3	$599.7	$220.5

1	Excludes depreciation expense.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

3	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

4	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, finance lease payments and is net of proceeds from finance leases.

5	Closed site costs on Exploration and evaluation properties included in other operating costs.

6	Includes earnings from royalty interests.

7
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.

Year ended December 31, 2016

	Consolidated statements of earnings information								Net capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$529.1	$303.2	$108.5	$—	$—	$—	$1.1	$116.3	$106.2
Suriname	369.6	229.1	95.8	—	6.9	—	3.9	33.9	78.3
Canada	88.2	90.4	52.4	—	—	—	(8.5)	(46.1)	85.8
Total gold mines excluding incorporated joint ventures	986.9	622.7	256.7	—	6.9	—	(3.5)	104.1	270.3
Exploration and evaluation[5]	—	—	0.3	0.4	24.8	—	0.7	(26.2)	3.5
Corporate[6]	0.2	0.9	4.3	38.4	—	—	2.0	(45.4)	0.9
Total per consolidated financial statements	987.1	623.6	261.3	38.8	31.7	—	(0.8)	32.5	274.7
Incorporated joint ventures (Mali)[7]	93.4	76.5	3.7	—	0.6	—	2.6	10.0	4.9
	$1,080.5	$700.1	$265.0	$38.8	$32.3	$—	$1.8	$42.5	$279.6

1	Excludes depreciation expense.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

3	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

4	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets, finance lease payments and is net of proceeds from finance leases.

5	Closed site costs on Exploration and evaluation properties included in other operating costs.

6	Includes earnings from royalty interests.

7
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.